INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of debt and equity securities
Marketable securities held by the Company consist of equity securities.

	2024	2023
Balance at start of the year	5,104	7,283
Unrealized (loss)/gain*	(854)	(1,912)
Foreign currency translation (loss)/gain	(514)	(267)
Balance at the end of year	3,736	5,104

*Balances included in "(Loss)/gain on investments in debt and equity securities" in the Consolidated Statements of Operations.